Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Funds V
Entity Central Index Key	0001738078
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000202310
Shareholder Report [Line Items]
Fund Name	BlackRock Inflation Protected Bond Portfolio
Class Name	Institutional Shares
Trading Symbol	BPRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Inflation Protected Bond Portfolio (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$95	0.92%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund's Institutional Shares returned 6.95%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index returned 7.30% and the Bloomberg U.S. Treasury Inflation Protected Securities Index returned 7.01%.

What contributed to performance?

Positive contributions to the Fund’s absolute performance over the period were led by the Fund’s core allocation to TIPs, followed by holdings of rental-linked commercial mortgage-backed securities and agency residential mortgage-backed securities. The Fund’s positioning in emerging market interest rates and credit-based strategies also contributed to return.

What detracted from performance?

Leading detractors included the Fund’s positioning with respect to U.S. and Japanese interest rates along with security selection within TIPS.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Institutional Shares	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Inflation Protected Securities Index
Jan 16	$10,097	$10,138	$10,148
Feb 16	$10,194	$10,210	$10,261
Mar 16	$10,368	$10,303	$10,446
Apr 16	$10,417	$10,343	$10,482
May 16	$10,339	$10,345	$10,408
Jun 16	$10,551	$10,531	$10,624
Jul 16	$10,645	$10,598	$10,716
Aug 16	$10,602	$10,586	$10,668
Sep 16	$10,661	$10,580	$10,727
Oct 16	$10,632	$10,499	$10,684
Nov 16	$10,441	$10,250	$10,479
Dec 16	$10,411	$10,265	$10,468
Jan 17	$10,509	$10,285	$10,556
Feb 17	$10,558	$10,354	$10,606
Mar 17	$10,559	$10,349	$10,600
Apr 17	$10,615	$10,428	$10,663
May 17	$10,616	$10,509	$10,659
Jun 17	$10,508	$10,498	$10,557
Jul 17	$10,550	$10,543	$10,604
Aug 17	$10,630	$10,638	$10,717
Sep 17	$10,580	$10,587	$10,649
Oct 17	$10,606	$10,593	$10,671
Nov 17	$10,630	$10,580	$10,685
Dec 17	$10,733	$10,628	$10,783
Jan 18	$10,663	$10,506	$10,691
Feb 18	$10,563	$10,406	$10,587
Mar 18	$10,674	$10,473	$10,698
Apr 18	$10,663	$10,395	$10,692
May 18	$10,700	$10,469	$10,737
Jun 18	$10,725	$10,456	$10,780
Jul 18	$10,681	$10,459	$10,729
Aug 18	$10,741	$10,526	$10,806
Sep 18	$10,612	$10,458	$10,692
Oct 18	$10,447	$10,376	$10,539
Nov 18	$10,482	$10,438	$10,589
Dec 18	$10,532	$10,630	$10,647
Jan 19	$10,697	$10,742	$10,790
Feb 19	$10,687	$10,736	$10,789
Mar 19	$10,872	$10,942	$10,987
Apr 19	$10,912	$10,945	$11,024
May 19	$11,063	$11,139	$11,206
Jun 19	$11,148	$11,279	$11,302
Jul 19	$11,196	$11,304	$11,342
Aug 19	$11,444	$11,597	$11,612
Sep 19	$11,265	$11,535	$11,454
Oct 19	$11,307	$11,570	$11,483
Nov 19	$11,328	$11,564	$11,501
Dec 19	$11,402	$11,556	$11,544
Jan 20	$11,602	$11,778	$11,787
Feb 20	$11,729	$11,990	$11,950
Mar 20	$11,480	$11,920	$11,740
Apr 20	$11,887	$12,132	$12,066
May 20	$11,948	$12,188	$12,103
Jun 20	$12,096	$12,265	$12,238
Jul 20	$12,414	$12,448	$12,519
Aug 20	$12,552	$12,348	$12,656
Sep 20	$12,522	$12,341	$12,609
Oct 20	$12,453	$12,286	$12,528
Nov 20	$12,587	$12,406	$12,668
Dec 20	$12,742	$12,424	$12,813
Jan 21	$12,817	$12,334	$12,856
Feb 21	$12,614	$12,156	$12,649
Mar 21	$12,615	$12,005	$12,625
Apr 21	$12,800	$12,099	$12,801
May 21	$12,930	$12,139	$12,956
Jun 21	$13,000	$12,224	$13,035
Jul 21	$13,319	$12,361	$13,382
Aug 21	$13,309	$12,337	$13,359
Sep 21	$13,212	$12,231	$13,263
Oct 21	$13,337	$12,227	$13,414
Nov 21	$13,435	$12,263	$13,534
Dec 21	$13,474	$12,232	$13,577
Jan 22	$13,185	$11,968	$13,302
Feb 22	$13,306	$11,835	$13,416
Mar 22	$13,120	$11,506	$13,166
Apr 22	$12,833	$11,069	$12,897
May 22	$12,732	$11,141	$12,769
Jun 22	$12,299	$10,966	$12,365
Jul 22	$12,869	$11,234	$12,903
Aug 22	$12,524	$10,917	$12,560
Sep 22	$11,671	$10,445	$11,729
Oct 22	$11,805	$10,310	$11,875
Nov 22	$12,061	$10,689	$12,092
Dec 22	$11,926	$10,641	$11,968
Jan 23	$12,198	$10,968	$12,188
Feb 23	$12,052	$10,684	$12,020
Mar 23	$12,394	$10,956	$12,368
Apr 23	$12,392	$11,022	$12,381
May 23	$12,246	$10,902	$12,233
Jun 23	$12,201	$10,863	$12,192
Jul 23	$12,211	$10,856	$12,207
Aug 23	$12,093	$10,786	$12,098
Sep 23	$11,855	$10,512	$11,875
Oct 23	$11,751	$10,346	$11,789
Nov 23	$12,078	$10,815	$12,109
Dec 23	$12,372	$11,229	$12,435
Jan 24	$12,435	$11,198	$12,457
Feb 24	$12,308	$11,040	$12,323
Mar 24	$12,395	$11,142	$12,424
Apr 24	$12,211	$10,860	$12,215
May 24	$12,412	$11,044	$12,424
Jun 24	$12,502	$11,149	$12,522
Jul 24	$12,728	$11,409	$12,745
Aug 24	$12,833	$11,573	$12,845
Sep 24	$13,001	$11,728	$13,038
Oct 24	$12,776	$11,437	$12,804
Nov 24	$12,836	$11,558	$12,866
Dec 24	$12,602	$11,369	$12,663
Jan 25	$12,771	$11,430	$12,827
Feb 25	$13,044	$11,681	$13,106
Mar 25	$13,115	$11,685	$13,190
Apr 25	$13,119	$11,731	$13,206
May 25	$13,068	$11,647	$13,128
Jun 25	$13,213	$11,826	$13,254
Jul 25	$13,210	$11,795	$13,270
Aug 25	$13,444	$11,936	$13,474
Sep 25	$13,488	$12,067	$13,532
Oct 25	$13,529	$12,142	$13,580
Nov 25	$13,541	$12,217	$13,605
Dec 25	$13,478	$12,199	$13,550

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	6.95%	1.13%	3.03%
Bloomberg U.S. Aggregate Bond Index...
	7.30	(0.36)	2.01
Bloomberg U.S. Treasury Inflation Protected Securities Index...
	7.01	1.12	3.09

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 1,783,707,248
Holdings Count | Holding	482
Advisory Fees Paid, Amount	$ 3,998,691
InvestmentCompanyPortfolioTurnover	220.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,783,707,248
Number of Portfolio Holdings...
482
Net Investment Advisory Fees...
$3,998,691
Portfolio Turnover Rate...
220%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Obligations...
84.5%
U.S. Government Sponsored Agency Securities...
7.0
Asset-Backed Securities...
2.8
Non-Agency Mortgage-Backed Securities...
2.7
Foreign Government Obligations...
1.7
Corporate Bonds...
1.3
Common Stocks...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
4.1%
AA/Aa...
88.8
A...
0.4
BBB/Baa...
0.6
BB/Ba...
1.4
B...
0.4
CCC/Caa...
0.1
N/R...
4.2
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

C000202308
Shareholder Report [Line Items]
Fund Name	BlackRock Inflation Protected Bond Portfolio
Class Name	Investor A Shares
Trading Symbol	BPRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Inflation Protected Bond Portfolio (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$121	1.17%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund's Investor A Shares returned 6.65%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index returned 7.30% and the Bloomberg U.S. Treasury Inflation Protected Securities Index returned 7.01%.

What contributed to performance?

Positive contributions to the Fund’s absolute performance over the period were led by the Fund’s core allocation to TIPs, followed by holdings of rental-linked commercial mortgage-backed securities and agency residential mortgage-backed securities. The Fund’s positioning in emerging market interest rates and credit-based strategies also contributed to return.

What detracted from performance?

Leading detractors included the Fund’s positioning with respect to U.S. and Japanese interest rates along with security selection within TIPS.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Investor A Shares	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Inflation Protected Securities Index
Jan 16	$9,695	$10,138	$10,148
Feb 16	$9,780	$10,210	$10,261
Mar 16	$9,942	$10,303	$10,446
Apr 16	$9,989	$10,343	$10,482
May 16	$9,913	$10,345	$10,408
Jun 16	$10,109	$10,531	$10,624
Jul 16	$10,197	$10,598	$10,716
Aug 16	$10,161	$10,586	$10,668
Sep 16	$10,210	$10,580	$10,727
Oct 16	$10,181	$10,499	$10,684
Nov 16	$10,002	$10,250	$10,479
Dec 16	$9,973	$10,265	$10,468
Jan 17	$10,060	$10,285	$10,556
Feb 17	$10,098	$10,354	$10,606
Mar 17	$10,096	$10,349	$10,600
Apr 17	$10,148	$10,428	$10,663
May 17	$10,146	$10,509	$10,659
Jun 17	$10,048	$10,498	$10,557
Jul 17	$10,086	$10,543	$10,604
Aug 17	$10,162	$10,638	$10,717
Sep 17	$10,114	$10,587	$10,649
Oct 17	$10,136	$10,593	$10,671
Nov 17	$10,147	$10,580	$10,685
Dec 17	$10,247	$10,628	$10,783
Jan 18	$10,179	$10,506	$10,691
Feb 18	$10,081	$10,406	$10,587
Mar 18	$10,187	$10,473	$10,698
Apr 18	$10,173	$10,395	$10,692
May 18	$10,207	$10,469	$10,737
Jun 18	$10,228	$10,456	$10,780
Jul 18	$10,192	$10,459	$10,729
Aug 18	$10,238	$10,526	$10,806
Sep 18	$10,120	$10,458	$10,692
Oct 18	$9,956	$10,376	$10,539
Nov 18	$9,988	$10,438	$10,589
Dec 18	$10,034	$10,630	$10,647
Jan 19	$10,185	$10,742	$10,790
Feb 19	$10,175	$10,736	$10,789
Mar 19	$10,354	$10,942	$10,987
Apr 19	$10,379	$10,945	$11,024
May 19	$10,522	$11,139	$11,206
Jun 19	$10,612	$11,279	$11,302
Jul 19	$10,656	$11,304	$11,342
Aug 19	$10,885	$11,597	$11,612
Sep 19	$10,707	$11,535	$11,454
Oct 19	$10,749	$11,570	$11,483
Nov 19	$10,769	$11,564	$11,501
Dec 19	$10,831	$11,556	$11,544
Jan 20	$11,026	$11,778	$11,787
Feb 20	$11,139	$11,990	$11,950
Mar 20	$10,906	$11,920	$11,740
Apr 20	$11,279	$12,132	$12,066
May 20	$11,338	$12,188	$12,103
Jun 20	$11,482	$12,265	$12,238
Jul 20	$11,771	$12,448	$12,519
Aug 20	$11,905	$12,348	$12,656
Sep 20	$11,874	$12,341	$12,609
Oct 20	$11,803	$12,286	$12,528
Nov 20	$11,930	$12,406	$12,668
Dec 20	$12,079	$12,424	$12,813
Jan 21	$12,142	$12,334	$12,856
Feb 21	$11,944	$12,156	$12,649
Mar 21	$11,951	$12,005	$12,625
Apr 21	$12,117	$12,099	$12,801
May 21	$12,239	$12,139	$12,956
Jun 21	$12,313	$12,224	$13,035
Jul 21	$12,608	$12,361	$13,382
Aug 21	$12,593	$12,337	$13,359
Sep 21	$12,505	$12,231	$13,263
Oct 21	$12,613	$12,227	$13,414
Nov 21	$12,705	$12,263	$13,534
Dec 21	$12,738	$12,232	$13,577
Jan 22	$12,464	$11,968	$13,302
Feb 22	$12,578	$11,835	$13,416
Mar 22	$12,393	$11,506	$13,166
Apr 22	$12,131	$11,069	$12,897
May 22	$12,026	$11,141	$12,769
Jun 22	$11,613	$10,966	$12,365
Jul 22	$12,137	$11,234	$12,903
Aug 22	$11,818	$10,917	$12,560
Sep 22	$11,014	$10,445	$11,729
Oct 22	$11,133	$10,310	$11,875
Nov 22	$11,381	$10,689	$12,092
Dec 22	$11,247	$10,641	$11,968
Jan 23	$11,499	$10,968	$12,188
Feb 23	$11,356	$10,684	$12,020
Mar 23	$11,674	$10,956	$12,368
Apr 23	$11,680	$11,022	$12,381
May 23	$11,535	$10,902	$12,233
Jun 23	$11,487	$10,863	$12,192
Jul 23	$11,506	$10,856	$12,207
Aug 23	$11,387	$10,786	$12,098
Sep 23	$11,154	$10,512	$11,875
Oct 23	$11,061	$10,346	$11,789
Nov 23	$11,375	$10,815	$12,109
Dec 23	$11,634	$11,229	$12,435
Jan 24	$11,696	$11,198	$12,457
Feb 24	$11,573	$11,040	$12,323
Mar 24	$11,655	$11,142	$12,424
Apr 24	$11,484	$10,860	$12,215
May 24	$11,661	$11,044	$12,424
Jun 24	$11,744	$11,149	$12,522
Jul 24	$11,959	$11,409	$12,745
Aug 24	$12,045	$11,573	$12,845
Sep 24	$12,217	$11,728	$13,038
Oct 24	$11,984	$11,437	$12,804
Nov 24	$12,051	$11,558	$12,866
Dec 24	$11,821	$11,369	$12,663
Jan 25	$11,982	$11,430	$12,827
Feb 25	$12,230	$11,681	$13,106
Mar 25	$12,306	$11,685	$13,190
Apr 25	$12,306	$11,731	$13,206
May 25	$12,253	$11,647	$13,128
Jun 25	$12,376	$11,826	$13,254
Jul 25	$12,382	$11,795	$13,270
Aug 25	$12,591	$11,936	$13,474
Sep 25	$12,630	$12,067	$13,532
Oct 25	$12,665	$12,142	$13,580
Nov 25	$12,686	$12,217	$13,605
Dec 25	$12,608	$12,199	$13,550

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	6.65%	0.86%	2.76%
Investor A Shares (with sales charge)...
	2.39	0.04	2.34
Bloomberg U.S. Aggregate Bond Index...
	7.30	(0.36)	2.01
Bloomberg U.S. Treasury Inflation Protected Securities Index...
	7.01	1.12	3.09

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 1,783,707,248
Holdings Count | Holding	482
Advisory Fees Paid, Amount	$ 3,998,691
InvestmentCompanyPortfolioTurnover	220.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,783,707,248
Number of Portfolio Holdings...
482
Net Investment Advisory Fees...
$3,998,691
Portfolio Turnover Rate...
220%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Obligations...
84.5%
U.S. Government Sponsored Agency Securities...
7.0
Asset-Backed Securities...
2.8
Non-Agency Mortgage-Backed Securities...
2.7
Foreign Government Obligations...
1.7
Corporate Bonds...
1.3
Common Stocks...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
4.1%
AA/Aa...
88.8
A...
0.4
BBB/Baa...
0.6
BB/Ba...
1.4
B...
0.4
CCC/Caa...
0.1
N/R...
4.2
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

C000202309
Shareholder Report [Line Items]
Fund Name	BlackRock Inflation Protected Bond Portfolio
Class Name	Investor C Shares
Trading Symbol	BPRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Inflation Protected Bond Portfolio (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$197	1.92%

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund's Investor C Shares returned 5.88%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index returned 7.30% and the Bloomberg U.S. Treasury Inflation Protected Securities Index returned 7.01%.

What contributed to performance?

Positive contributions to the Fund’s absolute performance over the period were led by the Fund’s core allocation to TIPs, followed by holdings of rental-linked commercial mortgage-backed securities and agency residential mortgage-backed securities. The Fund’s positioning in emerging market interest rates and credit-based strategies also contributed to return.

What detracted from performance?

Leading detractors included the Fund’s positioning with respect to U.S. and Japanese interest rates along with security selection within TIPS.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Investor C Shares	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Inflation Protected Securities Index
Jan 16	$10,101	$10,138	$10,148
Feb 16	$10,182	$10,210	$10,261
Mar 16	$10,344	$10,303	$10,446
Apr 16	$10,385	$10,343	$10,482
May 16	$10,304	$10,345	$10,408
Jun 16	$10,499	$10,531	$10,624
Jul 16	$10,585	$10,598	$10,716
Aug 16	$10,540	$10,586	$10,668
Sep 16	$10,581	$10,580	$10,727
Oct 16	$10,540	$10,499	$10,684
Nov 16	$10,356	$10,250	$10,479
Dec 16	$10,315	$10,265	$10,468
Jan 17	$10,397	$10,285	$10,556
Feb 17	$10,438	$10,354	$10,606
Mar 17	$10,428	$10,349	$10,600
Apr 17	$10,476	$10,428	$10,663
May 17	$10,468	$10,509	$10,659
Jun 17	$10,356	$10,498	$10,557
Jul 17	$10,390	$10,543	$10,604
Aug 17	$10,464	$10,638	$10,717
Sep 17	$10,402	$10,587	$10,649
Oct 17	$10,419	$10,593	$10,671
Nov 17	$10,433	$10,580	$10,685
Dec 17	$10,518	$10,628	$10,783
Jan 18	$10,446	$10,506	$10,691
Feb 18	$10,342	$10,406	$10,587
Mar 18	$10,440	$10,473	$10,698
Apr 18	$10,417	$10,395	$10,692
May 18	$10,445	$10,469	$10,737
Jun 18	$10,470	$10,456	$10,780
Jul 18	$10,413	$10,459	$10,729
Aug 18	$10,455	$10,526	$10,806
Sep 18	$10,329	$10,458	$10,692
Oct 18	$10,160	$10,376	$10,539
Nov 18	$10,187	$10,438	$10,589
Dec 18	$10,229	$10,630	$10,647
Jan 19	$10,378	$10,742	$10,790
Feb 19	$10,367	$10,736	$10,789
Mar 19	$10,526	$10,942	$10,987
Apr 19	$10,555	$10,945	$11,024
May 19	$10,698	$11,139	$11,206
Jun 19	$10,772	$11,279	$11,302
Jul 19	$10,811	$11,304	$11,342
Aug 19	$11,037	$11,597	$11,612
Sep 19	$10,854	$11,535	$11,454
Oct 19	$10,887	$11,570	$11,483
Nov 19	$10,897	$11,564	$11,501
Dec 19	$10,962	$11,556	$11,544
Jan 20	$11,145	$11,778	$11,787
Feb 20	$11,264	$11,990	$11,950
Mar 20	$11,009	$11,920	$11,740
Apr 20	$11,392	$12,132	$12,066
May 20	$11,431	$12,188	$12,103
Jun 20	$11,572	$12,265	$12,238
Jul 20	$11,864	$12,448	$12,519
Aug 20	$11,983	$12,348	$12,656
Sep 20	$11,943	$12,341	$12,609
Oct 20	$11,860	$12,286	$12,528
Nov 20	$11,985	$12,406	$12,668
Dec 20	$12,118	$12,424	$12,813
Jan 21	$12,183	$12,334	$12,856
Feb 21	$11,976	$12,156	$12,649
Mar 21	$11,974	$12,005	$12,625
Apr 21	$12,139	$12,099	$12,801
May 21	$12,255	$12,139	$12,956
Jun 21	$12,310	$12,224	$13,035
Jul 21	$12,606	$12,361	$13,382
Aug 21	$12,578	$12,337	$13,359
Sep 21	$12,477	$12,231	$13,263
Oct 21	$12,581	$12,227	$13,414
Nov 21	$12,669	$12,263	$13,534
Dec 21	$12,702	$12,232	$13,577
Jan 22	$12,407	$11,968	$13,302
Feb 22	$12,518	$11,835	$13,416
Mar 22	$12,336	$11,506	$13,166
Apr 22	$12,052	$11,069	$12,897
May 22	$11,953	$11,141	$12,769
Jun 22	$11,526	$10,966	$12,365
Jul 22	$12,044	$11,234	$12,903
Aug 22	$11,710	$10,917	$12,560
Sep 22	$10,914	$10,445	$11,729
Oct 22	$11,024	$10,310	$11,875
Nov 22	$11,257	$10,689	$12,092
Dec 22	$11,121	$10,641	$11,968
Jan 23	$11,369	$10,968	$12,188
Feb 23	$11,221	$10,684	$12,020
Mar 23	$11,522	$10,956	$12,368
Apr 23	$11,518	$11,022	$12,381
May 23	$11,384	$10,902	$12,233
Jun 23	$11,324	$10,863	$12,192
Jul 23	$11,323	$10,856	$12,207
Aug 23	$11,203	$10,786	$12,098
Sep 23	$10,968	$10,512	$11,875
Oct 23	$10,875	$10,346	$11,789
Nov 23	$11,164	$10,815	$12,109
Dec 23	$11,418	$11,229	$12,435
Jan 24	$11,479	$11,198	$12,457
Feb 24	$11,358	$11,040	$12,323
Mar 24	$11,439	$11,142	$12,424
Apr 24	$11,271	$10,860	$12,215
May 24	$11,445	$11,044	$12,424
Jun 24	$11,526	$11,149	$12,522
Jul 24	$11,737	$11,409	$12,745
Aug 24	$11,822	$11,573	$12,845
Sep 24	$11,991	$11,728	$13,038
Oct 24	$11,762	$11,437	$12,804
Nov 24	$11,827	$11,558	$12,866
Dec 24	$11,602	$11,369	$12,663
Jan 25	$11,759	$11,430	$12,827
Feb 25	$12,003	$11,681	$13,106
Mar 25	$12,078	$11,685	$13,190
Apr 25	$12,077	$11,731	$13,206
May 25	$12,026	$11,647	$13,128
Jun 25	$12,146	$11,826	$13,254
Jul 25	$12,152	$11,795	$13,270
Aug 25	$12,357	$11,936	$13,474
Sep 25	$12,396	$12,067	$13,532
Oct 25	$12,430	$12,142	$13,580
Nov 25	$12,451	$12,217	$13,605
Dec 25	$12,374	$12,199	$13,550

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	5.88%	0.14%	2.15%
Investor C Shares (with sales charge)...
	4.88	0.14	2.15
Bloomberg U.S. Aggregate Bond Index...
	7.30	(0.36)	2.01
Bloomberg U.S. Treasury Inflation Protected Securities Index...
	7.01	1.12	3.09

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 1,783,707,248
Holdings Count | Holding	482
Advisory Fees Paid, Amount	$ 3,998,691
InvestmentCompanyPortfolioTurnover	220.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,783,707,248
Number of Portfolio Holdings...
482
Net Investment Advisory Fees...
$3,998,691
Portfolio Turnover Rate...
220%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Obligations...
84.5%
U.S. Government Sponsored Agency Securities...
7.0
Asset-Backed Securities...
2.8
Non-Agency Mortgage-Backed Securities...
2.7
Foreign Government Obligations...
1.7
Corporate Bonds...
1.3
Common Stocks...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
4.1%
AA/Aa...
88.8
A...
0.4
BBB/Baa...
0.6
BB/Ba...
1.4
B...
0.4
CCC/Caa...
0.1
N/R...
4.2
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

C000202311
Shareholder Report [Line Items]
Fund Name	BlackRock Inflation Protected Bond Portfolio
Class Name	Class K Shares
Trading Symbol	BPLBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Inflation Protected Bond Portfolio (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$90	0.87%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund's Class K Shares returned 6.94%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index returned 7.30% and the Bloomberg U.S. Treasury Inflation Protected Securities Index returned 7.01%.

What contributed to performance?

Positive contributions to the Fund’s absolute performance over the period were led by the Fund’s core allocation to TIPs, followed by holdings of rental-linked commercial mortgage-backed securities and agency residential mortgage-backed securities. The Fund’s positioning in emerging market interest rates and credit-based strategies also contributed to return.

What detracted from performance?

Leading detractors included the Fund’s positioning with respect to U.S. and Japanese interest rates along with security selection within TIPS.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class K Shares	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Inflation Protected Securities Index
Jan 16	$10,108	$10,138	$10,148
Feb 16	$10,197	$10,210	$10,261
Mar 16	$10,375	$10,303	$10,446
Apr 16	$10,424	$10,343	$10,482
May 16	$10,355	$10,345	$10,408
Jun 16	$10,561	$10,531	$10,624
Jul 16	$10,656	$10,598	$10,716
Aug 16	$10,613	$10,586	$10,668
Sep 16	$10,674	$10,580	$10,727
Oct 16	$10,644	$10,499	$10,684
Nov 16	$10,459	$10,250	$10,479
Dec 16	$10,429	$10,265	$10,468
Jan 17	$10,529	$10,285	$10,556
Feb 17	$10,569	$10,354	$10,606
Mar 17	$10,579	$10,349	$10,600
Apr 17	$10,636	$10,428	$10,663
May 17	$10,637	$10,509	$10,659
Jun 17	$10,527	$10,498	$10,557
Jul 17	$10,570	$10,543	$10,604
Aug 17	$10,652	$10,638	$10,717
Sep 17	$10,601	$10,587	$10,649
Oct 17	$10,627	$10,593	$10,671
Nov 17	$10,652	$10,580	$10,685
Dec 17	$10,756	$10,628	$10,783
Jan 18	$10,685	$10,506	$10,691
Feb 18	$10,593	$10,406	$10,587
Mar 18	$10,695	$10,473	$10,698
Apr 18	$10,684	$10,395	$10,692
May 18	$10,722	$10,469	$10,737
Jun 18	$10,757	$10,456	$10,780
Jul 18	$10,712	$10,459	$10,729
Aug 18	$10,763	$10,526	$10,806
Sep 18	$10,642	$10,458	$10,692
Oct 18	$10,474	$10,376	$10,539
Nov 18	$10,510	$10,438	$10,589
Dec 18	$10,561	$10,630	$10,647
Jan 19	$10,719	$10,742	$10,790
Feb 19	$10,719	$10,736	$10,789
Mar 19	$10,898	$10,942	$10,987
Apr 19	$10,937	$10,945	$11,024
May 19	$11,091	$11,139	$11,206
Jun 19	$11,188	$11,279	$11,302
Jul 19	$11,237	$11,304	$11,342
Aug 19	$11,479	$11,597	$11,612
Sep 19	$11,297	$11,535	$11,454
Oct 19	$11,340	$11,570	$11,483
Nov 19	$11,361	$11,564	$11,501
Dec 19	$11,436	$11,556	$11,544
Jan 20	$11,640	$11,778	$11,787
Feb 20	$11,769	$11,990	$11,950
Mar 20	$11,516	$11,920	$11,740
Apr 20	$11,931	$12,132	$12,066
May 20	$11,981	$12,188	$12,103
Jun 20	$12,132	$12,265	$12,238
Jul 20	$12,456	$12,448	$12,519
Aug 20	$12,597	$12,348	$12,656
Sep 20	$12,566	$12,341	$12,609
Oct 20	$12,496	$12,286	$12,528
Nov 20	$12,632	$12,406	$12,668
Dec 20	$12,791	$12,424	$12,813
Jan 21	$12,857	$12,334	$12,856
Feb 21	$12,660	$12,156	$12,649
Mar 21	$12,661	$12,005	$12,625
Apr 21	$12,839	$12,099	$12,801
May 21	$12,982	$12,139	$12,956
Jun 21	$13,052	$12,224	$13,035
Jul 21	$13,376	$12,361	$13,382
Aug 21	$13,365	$12,337	$13,359
Sep 21	$13,266	$12,231	$13,263
Oct 21	$13,393	$12,227	$13,414
Nov 21	$13,494	$12,263	$13,534
Dec 21	$13,533	$12,232	$13,577
Jan 22	$13,238	$11,968	$13,302
Feb 22	$13,361	$11,835	$13,416
Mar 22	$13,171	$11,506	$13,166
Apr 22	$12,889	$11,069	$12,897
May 22	$12,796	$11,141	$12,769
Jun 22	$12,354	$10,966	$12,365
Jul 22	$12,921	$11,234	$12,903
Aug 22	$12,578	$10,917	$12,560
Sep 22	$11,733	$10,445	$11,729
Oct 22	$11,858	$10,310	$11,875
Nov 22	$12,119	$10,689	$12,092
Dec 22	$11,981	$10,641	$11,968
Jan 23	$12,259	$10,968	$12,188
Feb 23	$12,109	$10,684	$12,020
Mar 23	$12,445	$10,956	$12,368
Apr 23	$12,456	$11,022	$12,381
May 23	$12,306	$10,902	$12,233
Jun 23	$12,260	$10,863	$12,192
Jul 23	$12,283	$10,856	$12,207
Aug 23	$12,149	$10,786	$12,098
Sep 23	$11,907	$10,512	$11,875
Oct 23	$11,813	$10,346	$11,789
Nov 23	$12,146	$10,815	$12,109
Dec 23	$12,433	$11,229	$12,435
Jan 24	$12,498	$11,198	$12,457
Feb 24	$12,369	$11,040	$12,323
Mar 24	$12,457	$11,142	$12,424
Apr 24	$12,281	$10,860	$12,215
May 24	$12,473	$11,044	$12,424
Jun 24	$12,564	$11,149	$12,522
Jul 24	$12,794	$11,409	$12,745
Aug 24	$12,902	$11,573	$12,845
Sep 24	$13,074	$11,728	$13,038
Oct 24	$12,844	$11,437	$12,804
Nov 24	$12,905	$11,558	$12,866
Dec 24	$12,680	$11,369	$12,663
Jan 25	$12,839	$11,430	$12,827
Feb 25	$13,118	$11,681	$13,106
Mar 25	$13,190	$11,685	$13,190
Apr 25	$13,193	$11,731	$13,206
May 25	$13,142	$11,647	$13,128
Jun 25	$13,289	$11,826	$13,254
Jul 25	$13,286	$11,795	$13,270
Aug 25	$13,525	$11,936	$13,474
Sep 25	$13,570	$12,067	$13,532
Oct 25	$13,612	$12,142	$13,580
Nov 25	$13,638	$12,217	$13,605
Dec 25	$13,559	$12,199	$13,550

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	6.94%	1.17%	3.09%
Bloomberg U.S. Aggregate Bond Index...
	7.30	(0.36)	2.01
Bloomberg U.S. Treasury Inflation Protected Securities Index...
	7.01	1.12	3.09

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 1,783,707,248
Holdings Count | Holding	482
Advisory Fees Paid, Amount	$ 3,998,691
InvestmentCompanyPortfolioTurnover	220.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,783,707,248
Number of Portfolio Holdings...
482
Net Investment Advisory Fees...
$3,998,691
Portfolio Turnover Rate...
220%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Obligations...
84.5%
U.S. Government Sponsored Agency Securities...
7.0
Asset-Backed Securities...
2.8
Non-Agency Mortgage-Backed Securities...
2.7
Foreign Government Obligations...
1.7
Corporate Bonds...
1.3
Common Stocks...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
4.1%
AA/Aa...
88.8
A...
0.4
BBB/Baa...
0.6
BB/Ba...
1.4
B...
0.4
CCC/Caa...
0.1
N/R...
4.2
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

C000202266
Shareholder Report [Line Items]
Fund Name	BlackRock Strategic Income Opportunities Portfolio
Class Name	Institutional Shares
Trading Symbol	BSIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Strategic Income Opportunities Portfolio (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$74	0.71%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund's Institutional Shares returned 8.60%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Universal Index returned 7.58% and the ICE BofA 3-Month U.S. Treasury Bill Index returned 4.18%.

What contributed to performance?

Positive contributors to the Fund’s performance over the period included positions in European corporate bonds, exposure to structured products, absolute return strategies and U.S. high yield corporate bonds.

The Fund’s holdings of private investments contributed modestly to performance during the period. Derivatives held in the fund including futures, options and swap contracts also contributed modestly. The use of derivatives did not have a material impact on results.

What detracted from performance?

There were no material detractors from performance over the annual period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Institutional Shares	Bloomberg U.S. Universal Index	ICE BofA 3-Month U.S. Treasury Bill Index
Jan 16	$9,940	$10,110	$10,000
Feb 16	$9,887	$10,182	$10,003
Mar 16	$9,945	$10,307	$10,007
Apr 16	$10,028	$10,377	$10,010
May 16	$10,023	$10,385	$10,011
Jun 16	$10,080	$10,568	$10,015
Jul 16	$10,180	$10,655	$10,017
Aug 16	$10,210	$10,667	$10,019
Sep 16	$10,245	$10,669	$10,024
Oct 16	$10,262	$10,598	$10,027
Nov 16	$10,282	$10,360	$10,028
Dec 16	$10,361	$10,391	$10,033
Jan 17	$10,425	$10,428	$10,037
Feb 17	$10,502	$10,508	$10,041
Mar 17	$10,511	$10,505	$10,043
Apr 17	$10,531	$10,592	$10,050
May 17	$10,593	$10,674	$10,055
Jun 17	$10,616	$10,664	$10,063
Jul 17	$10,682	$10,718	$10,072
Aug 17	$10,725	$10,810	$10,081
Sep 17	$10,775	$10,772	$10,090
Oct 17	$10,810	$10,785	$10,099
Nov 17	$10,805	$10,769	$10,107
Dec 17	$10,866	$10,816	$10,119
Jan 18	$11,016	$10,712	$10,131
Feb 18	$10,957	$10,610	$10,140
Mar 18	$10,912	$10,664	$10,154
Apr 18	$10,877	$10,593	$10,168
May 18	$10,851	$10,651	$10,183
Jun 18	$10,824	$10,635	$10,200
Jul 18	$10,854	$10,657	$10,216
Aug 18	$10,860	$10,710	$10,235
Sep 18	$10,864	$10,664	$10,251
Oct 18	$10,826	$10,575	$10,268
Nov 18	$10,798	$10,622	$10,289
Dec 18	$10,816	$10,789	$10,308
Jan 19	$10,957	$10,937	$10,329
Feb 19	$10,984	$10,949	$10,347
Mar 19	$11,073	$11,147	$10,370
Apr 19	$11,163	$11,163	$10,390
May 19	$11,175	$11,334	$10,413
Jun 19	$11,360	$11,494	$10,436
Jul 19	$11,405	$11,528	$10,455
Aug 19	$11,449	$11,789	$10,477
Sep 19	$11,458	$11,738	$10,495
Oct 19	$11,513	$11,776	$10,515
Nov 19	$11,509	$11,773	$10,528
Dec 19	$11,640	$11,791	$10,543
Jan 20	$11,726	$12,003	$10,557
Feb 20	$11,740	$12,182	$10,573
Mar 20	$10,971	$11,944	$10,604
Apr 20	$11,242	$12,184	$10,605
May 20	$11,500	$12,297	$10,605
Jun 20	$11,662	$12,400	$10,606
Jul 20	$11,889	$12,618	$10,608
Aug 20	$11,991	$12,545	$10,609
Sep 20	$11,986	$12,522	$10,610
Oct 20	$11,994	$12,478	$10,612
Nov 20	$12,323	$12,640	$10,612
Dec 20	$12,480	$12,684	$10,614
Jan 21	$12,481	$12,604	$10,615
Feb 21	$12,541	$12,442	$10,616
Mar 21	$12,517	$12,297	$10,616
Apr 21	$12,574	$12,400	$10,616
May 21	$12,611	$12,448	$10,617
Jun 21	$12,637	$12,538	$10,616
Jul 21	$12,638	$12,664	$10,617
Aug 21	$12,677	$12,656	$10,617
Sep 21	$12,628	$12,548	$10,618
Oct 21	$12,612	$12,538	$10,617
Nov 21	$12,557	$12,553	$10,618
Dec 21	$12,599	$12,544	$10,619
Jan 22	$12,471	$12,269	$10,618
Feb 22	$12,339	$12,102	$10,620
Mar 22	$12,240	$11,777	$10,623
Apr 22	$12,178	$11,338	$10,625
May 22	$12,147	$11,400	$10,632
Jun 22	$11,913	$11,173	$10,634
Jul 22	$12,098	$11,453	$10,640
Aug 22	$11,998	$11,156	$10,657
Sep 22	$11,698	$10,675	$10,683
Oct 22	$11,680	$10,558	$10,700
Nov 22	$11,875	$10,952	$10,735
Dec 22	$11,888	$10,914	$10,773
Jan 23	$12,151	$11,253	$10,807
Feb 23	$12,008	$10,976	$10,842
Mar 23	$12,082	$11,234	$10,889
Apr 23	$12,128	$11,303	$10,923
May 23	$12,096	$11,185	$10,966
Jun 23	$12,130	$11,168	$11,016
Jul 23	$12,243	$11,179	$11,060
Aug 23	$12,200	$11,112	$11,110
Sep 23	$12,086	$10,847	$11,161
Oct 23	$12,053	$10,684	$11,211
Nov 23	$12,382	$11,165	$11,261
Dec 23	$12,752	$11,588	$11,314
Jan 24	$12,785	$11,560	$11,362
Feb 24	$12,735	$11,422	$11,409
Mar 24	$12,866	$11,534	$11,460
Apr 24	$12,685	$11,264	$11,509
May 24	$12,849	$11,451	$11,564
Jun 24	$12,957	$11,556	$11,611
Jul 24	$13,202	$11,818	$11,663
Aug 24	$13,343	$11,992	$11,719
Sep 24	$13,521	$12,157	$11,770
Oct 24	$13,322	$11,881	$11,815
Nov 24	$13,486	$12,006	$11,860
Dec 24	$13,442	$11,824	$11,908
Jan 25	$13,553	$11,896	$11,952
Feb 25	$13,718	$12,142	$11,990
Mar 25	$13,661	$12,139	$12,030
Apr 25	$13,739	$12,182	$12,071
May 25	$13,865	$12,120	$12,115
Jun 25	$14,050	$12,309	$12,155
Jul 25	$14,077	$12,291	$12,197
Aug 25	$14,247	$12,439	$12,245
Sep 25	$14,371	$12,571	$12,286
Oct 25	$14,472	$12,654	$12,328
Nov 25	$14,515	$12,730	$12,362
Dec 25	$14,597	$12,721	$12,405

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	8.60%	3.18%	3.85%
Bloomberg U.S. Universal Index...
	7.58	0.06	2.44
ICE BofA 3-Month U.S. Treasury Bill Index...
	4.18	3.17	2.18

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 45,263,013,649
Holdings Count | Holding	8,717
Advisory Fees Paid, Amount	$ 188,950,768
InvestmentCompanyPortfolioTurnover	1006.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$45,263,013,649
Number of Portfolio Holdings...
8,717
Net Investment Advisory Fees...
$188,950,768
Portfolio Turnover Rate...
1,006%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
34.2%
Corporate Bonds...
22.1
Asset-Backed Securities...
12.0
Foreign Government Obligations...
10.8
Non-Agency Mortgage-Backed Securities...
9.8
Floating Rate Loan Interests...
3.0
Preferred Securities...
1.6
Common Stocks...
1.6
Municipal Bonds...
1.3
Investment Companies...
1.3
OtherFootnote Reference(b)...
2.3
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
8.8%
AA/Aa...
39.8
A...
7.6
BBB/Baa...
11.4
BB/Ba...
9.0
B...
5.3
CCC/Caa...
1.4
CC/Ca...
0.1
C...
0.0Footnote Reference(e)
D...
0.0Footnote Reference(e)
N/R...
16.6
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(e)	Rounds to less than 0.1%.

C000202264
Shareholder Report [Line Items]
Fund Name	BlackRock Strategic Income Opportunities Portfolio
Class Name	Investor A Shares
Trading Symbol	BASIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Strategic Income Opportunities Portfolio (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$101	0.97%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund's Investor A Shares returned 8.32%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Universal Index returned 7.58% and the ICE BofA 3-Month U.S. Treasury Bill Index returned 4.18%.

What contributed to performance?

Positive contributors to the Fund’s performance over the period included positions in European corporate bonds, exposure to structured products, absolute return strategies and U.S. high yield corporate bonds.

The Fund’s holdings of private investments contributed modestly to performance during the period. Derivatives held in the fund including futures, options and swap contracts also contributed modestly. The use of derivatives did not have a material impact on results.

What detracted from performance?

There were no material detractors from performance over the annual period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Investor A Shares	Bloomberg U.S. Universal Index	ICE BofA 3-Month U.S. Treasury Bill Index
Jan 16	$9,540	$10,110	$10,000
Feb 16	$9,487	$10,182	$10,003
Mar 16	$9,541	$10,307	$10,007
Apr 16	$9,609	$10,377	$10,010
May 16	$9,611	$10,385	$10,011
Jun 16	$9,663	$10,568	$10,015
Jul 16	$9,756	$10,655	$10,017
Aug 16	$9,782	$10,667	$10,019
Sep 16	$9,813	$10,669	$10,024
Oct 16	$9,828	$10,598	$10,027
Nov 16	$9,844	$10,360	$10,028
Dec 16	$9,917	$10,391	$10,033
Jan 17	$9,976	$10,428	$10,037
Feb 17	$10,048	$10,508	$10,041
Mar 17	$10,053	$10,505	$10,043
Apr 17	$10,070	$10,592	$10,050
May 17	$10,117	$10,674	$10,055
Jun 17	$10,147	$10,664	$10,063
Jul 17	$10,207	$10,718	$10,072
Aug 17	$10,236	$10,810	$10,081
Sep 17	$10,291	$10,772	$10,090
Oct 17	$10,322	$10,785	$10,099
Nov 17	$10,315	$10,769	$10,107
Dec 17	$10,372	$10,816	$10,119
Jan 18	$10,512	$10,712	$10,131
Feb 18	$10,443	$10,610	$10,140
Mar 18	$10,408	$10,664	$10,154
Apr 18	$10,372	$10,593	$10,168
May 18	$10,345	$10,651	$10,183
Jun 18	$10,317	$10,635	$10,200
Jul 18	$10,343	$10,657	$10,216
Aug 18	$10,346	$10,710	$10,235
Sep 18	$10,348	$10,664	$10,251
Oct 18	$10,309	$10,575	$10,268
Nov 18	$10,280	$10,622	$10,289
Dec 18	$10,284	$10,789	$10,308
Jan 19	$10,415	$10,937	$10,329
Feb 19	$10,439	$10,949	$10,347
Mar 19	$10,531	$11,147	$10,370
Apr 19	$10,603	$11,163	$10,390
May 19	$10,623	$11,334	$10,413
Jun 19	$10,796	$11,494	$10,436
Jul 19	$10,836	$11,528	$10,455
Aug 19	$10,876	$11,789	$10,477
Sep 19	$10,881	$11,738	$10,495
Oct 19	$10,931	$11,776	$10,515
Nov 19	$10,925	$11,773	$10,528
Dec 19	$11,047	$11,791	$10,543
Jan 20	$11,114	$12,003	$10,557
Feb 20	$11,136	$12,182	$10,573
Mar 20	$10,393	$11,944	$10,604
Apr 20	$10,659	$12,184	$10,605
May 20	$10,889	$12,297	$10,605
Jun 20	$11,051	$12,400	$10,606
Jul 20	$11,252	$12,618	$10,608
Aug 20	$11,358	$12,545	$10,609
Sep 20	$11,351	$12,522	$10,610
Oct 20	$11,344	$12,478	$10,612
Nov 20	$11,664	$12,640	$10,612
Dec 20	$11,809	$12,684	$10,614
Jan 21	$11,808	$12,604	$10,615
Feb 21	$11,861	$12,442	$10,616
Mar 21	$11,825	$12,297	$10,616
Apr 21	$11,876	$12,400	$10,616
May 21	$11,919	$12,448	$10,617
Jun 21	$11,941	$12,538	$10,616
Jul 21	$11,928	$12,664	$10,617
Aug 21	$11,973	$12,656	$10,617
Sep 21	$11,923	$12,548	$10,618
Oct 21	$11,906	$12,538	$10,617
Nov 21	$11,851	$12,553	$10,618
Dec 21	$11,888	$12,544	$10,619
Jan 22	$11,764	$12,269	$10,618
Feb 22	$11,626	$12,102	$10,620
Mar 22	$11,541	$11,777	$10,623
Apr 22	$11,468	$11,338	$10,625
May 22	$11,448	$11,400	$10,632
Jun 22	$11,224	$11,173	$10,634
Jul 22	$11,396	$11,453	$10,640
Aug 22	$11,299	$11,156	$10,657
Sep 22	$11,014	$10,675	$10,683
Oct 22	$10,994	$10,558	$10,700
Nov 22	$11,175	$10,952	$10,735
Dec 22	$11,185	$10,914	$10,773
Jan 23	$11,430	$11,253	$10,807
Feb 23	$11,281	$10,976	$10,842
Mar 23	$11,348	$11,234	$10,889
Apr 23	$11,389	$11,303	$10,923
May 23	$11,357	$11,185	$10,966
Jun 23	$11,399	$11,168	$11,016
Jul 23	$11,490	$11,179	$11,060
Aug 23	$11,460	$11,112	$11,110
Sep 23	$11,350	$10,847	$11,161
Oct 23	$11,304	$10,684	$11,211
Nov 23	$11,624	$11,165	$11,261
Dec 23	$11,968	$11,588	$11,314
Jan 24	$11,997	$11,560	$11,362
Feb 24	$11,947	$11,422	$11,409
Mar 24	$12,067	$11,534	$11,460
Apr 24	$11,895	$11,264	$11,509
May 24	$12,034	$11,451	$11,564
Jun 24	$12,145	$11,556	$11,611
Jul 24	$12,372	$11,818	$11,663
Aug 24	$12,501	$11,992	$11,719
Sep 24	$12,652	$12,157	$11,770
Oct 24	$12,476	$11,881	$11,815
Nov 24	$12,614	$12,006	$11,860
Dec 24	$12,570	$11,824	$11,908
Jan 25	$12,684	$11,896	$11,952
Feb 25	$12,823	$12,142	$11,990
Mar 25	$12,779	$12,139	$12,030
Apr 25	$12,850	$12,182	$12,071
May 25	$12,965	$12,120	$12,115
Jun 25	$13,135	$12,309	$12,155
Jul 25	$13,157	$12,291	$12,197
Aug 25	$13,299	$12,439	$12,245
Sep 25	$13,413	$12,571	$12,286
Oct 25	$13,504	$12,654	$12,328
Nov 25	$13,542	$12,730	$12,362
Dec 25	$13,615	$12,721	$12,405

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	8.32%	2.89%	3.56%
Investor A Shares (with sales charge)...
	3.98	2.05	3.13
Bloomberg U.S. Universal Index...
	7.58	0.06	2.44
ICE BofA 3-Month U.S. Treasury Bill Index...
	4.18	3.17	2.18

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 45,263,013,649
Holdings Count | Holding	8,717
Advisory Fees Paid, Amount	$ 188,950,768
InvestmentCompanyPortfolioTurnover	1006.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$45,263,013,649
Number of Portfolio Holdings...
8,717
Net Investment Advisory Fees...
$188,950,768
Portfolio Turnover Rate...
1,006%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
34.2%
Corporate Bonds...
22.1
Asset-Backed Securities...
12.0
Foreign Government Obligations...
10.8
Non-Agency Mortgage-Backed Securities...
9.8
Floating Rate Loan Interests...
3.0
Preferred Securities...
1.6
Common Stocks...
1.6
Municipal Bonds...
1.3
Investment Companies...
1.3
OtherFootnote Reference(b)...
2.3
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
8.8%
AA/Aa...
39.8
A...
7.6
BBB/Baa...
11.4
BB/Ba...
9.0
B...
5.3
CCC/Caa...
1.4
CC/Ca...
0.1
C...
0.0Footnote Reference(e)
D...
0.0Footnote Reference(e)
N/R...
16.6
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(e)	Rounds to less than 0.1%.

C000202265
Shareholder Report [Line Items]
Fund Name	BlackRock Strategic Income Opportunities Portfolio
Class Name	Investor C Shares
Trading Symbol	BSICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Strategic Income Opportunities Portfolio (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$176	1.69%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund's Investor C Shares returned 7.54%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Universal Index returned 7.58% and the ICE BofA 3-Month U.S. Treasury Bill Index returned 4.18%.

What contributed to performance?

Positive contributors to the Fund’s performance over the period included positions in European corporate bonds, exposure to structured products, absolute return strategies and U.S. high yield corporate bonds.

The Fund’s holdings of private investments contributed modestly to performance during the period. Derivatives held in the fund including futures, options and swap contracts also contributed modestly. The use of derivatives did not have a material impact on results.

What detracted from performance?

There were no material detractors from performance over the annual period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Investor C Shares	Bloomberg U.S. Universal Index	ICE BofA 3-Month U.S. Treasury Bill Index
Jan 16	$9,931	$10,110	$10,000
Feb 16	$9,870	$10,182	$10,003
Mar 16	$9,920	$10,307	$10,007
Apr 16	$9,995	$10,377	$10,010
May 16	$9,981	$10,385	$10,011
Jun 16	$10,028	$10,568	$10,015
Jul 16	$10,119	$10,655	$10,017
Aug 16	$10,139	$10,667	$10,019
Sep 16	$10,165	$10,669	$10,024
Oct 16	$10,174	$10,598	$10,027
Nov 16	$10,185	$10,360	$10,028
Dec 16	$10,253	$10,391	$10,033
Jan 17	$10,308	$10,428	$10,037
Feb 17	$10,377	$10,508	$10,041
Mar 17	$10,376	$10,505	$10,043
Apr 17	$10,387	$10,592	$10,050
May 17	$10,439	$10,674	$10,055
Jun 17	$10,452	$10,664	$10,063
Jul 17	$10,508	$10,718	$10,072
Aug 17	$10,541	$10,810	$10,081
Sep 17	$10,582	$10,772	$10,090
Oct 17	$10,607	$10,785	$10,099
Nov 17	$10,603	$10,769	$10,107
Dec 17	$10,644	$10,816	$10,119
Jan 18	$10,782	$10,712	$10,131
Feb 18	$10,715	$10,610	$10,140
Mar 18	$10,662	$10,664	$10,154
Apr 18	$10,618	$10,593	$10,168
May 18	$10,584	$10,651	$10,183
Jun 18	$10,550	$10,635	$10,200
Jul 18	$10,569	$10,657	$10,216
Aug 18	$10,566	$10,710	$10,235
Sep 18	$10,562	$10,664	$10,251
Oct 18	$10,515	$10,575	$10,268
Nov 18	$10,490	$10,622	$10,289
Dec 18	$10,488	$10,789	$10,308
Jan 19	$10,615	$10,937	$10,329
Feb 19	$10,633	$10,949	$10,347
Mar 19	$10,710	$11,147	$10,370
Apr 19	$10,788	$11,163	$10,390
May 19	$10,791	$11,334	$10,413
Jun 19	$10,960	$11,494	$10,436
Jul 19	$10,994	$11,528	$10,455
Aug 19	$11,027	$11,789	$10,477
Sep 19	$11,026	$11,738	$10,495
Oct 19	$11,070	$11,776	$10,515
Nov 19	$11,057	$11,773	$10,528
Dec 19	$11,173	$11,791	$10,543
Jan 20	$11,235	$12,003	$10,557
Feb 20	$11,250	$12,182	$10,573
Mar 20	$10,503	$11,944	$10,604
Apr 20	$10,754	$12,184	$10,605
May 20	$10,991	$12,297	$10,605
Jun 20	$11,137	$12,400	$10,606
Jul 20	$11,345	$12,618	$10,608
Aug 20	$11,432	$12,545	$10,609
Sep 20	$11,419	$12,522	$10,610
Oct 20	$11,416	$12,478	$10,612
Nov 20	$11,720	$12,640	$10,612
Dec 20	$11,859	$12,684	$10,614
Jan 21	$11,851	$12,604	$10,615
Feb 21	$11,898	$12,442	$10,616
Mar 21	$11,854	$12,297	$10,616
Apr 21	$11,910	$12,400	$10,616
May 21	$11,935	$12,448	$10,617
Jun 21	$11,949	$12,538	$10,616
Jul 21	$11,929	$12,664	$10,617
Aug 21	$11,967	$12,656	$10,617
Sep 21	$11,911	$12,548	$10,618
Oct 21	$11,886	$12,538	$10,617
Nov 21	$11,824	$12,553	$10,618
Dec 21	$11,854	$12,544	$10,619
Jan 22	$11,723	$12,269	$10,618
Feb 22	$11,590	$12,102	$10,620
Mar 22	$11,487	$11,777	$10,623
Apr 22	$11,420	$11,338	$10,625
May 22	$11,393	$11,400	$10,632
Jun 22	$11,152	$11,173	$10,634
Jul 22	$11,316	$11,453	$10,640
Aug 22	$11,213	$11,156	$10,657
Sep 22	$10,935	$10,675	$10,683
Oct 22	$10,897	$10,558	$10,700
Nov 22	$11,082	$10,952	$10,735
Dec 22	$11,086	$10,914	$10,773
Jan 23	$11,309	$11,253	$10,807
Feb 23	$11,167	$10,976	$10,842
Mar 23	$11,227	$11,234	$10,889
Apr 23	$11,261	$11,303	$10,923
May 23	$11,222	$11,185	$10,966
Jun 23	$11,256	$11,168	$11,016
Jul 23	$11,340	$11,179	$11,060
Aug 23	$11,291	$11,112	$11,110
Sep 23	$11,188	$10,847	$11,161
Oct 23	$11,136	$10,684	$11,211
Nov 23	$11,444	$11,165	$11,261
Dec 23	$11,776	$11,588	$11,314
Jan 24	$11,804	$11,560	$11,362
Feb 24	$11,755	$11,422	$11,409
Mar 24	$11,873	$11,534	$11,460
Apr 24	$11,703	$11,264	$11,509
May 24	$11,840	$11,451	$11,564
Jun 24	$11,950	$11,556	$11,611
Jul 24	$12,173	$11,818	$11,663
Aug 24	$12,300	$11,992	$11,719
Sep 24	$12,449	$12,157	$11,770
Oct 24	$12,276	$11,881	$11,815
Nov 24	$12,411	$12,006	$11,860
Dec 24	$12,368	$11,824	$11,908
Jan 25	$12,480	$11,896	$11,952
Feb 25	$12,617	$12,142	$11,990
Mar 25	$12,574	$12,139	$12,030
Apr 25	$12,643	$12,182	$12,071
May 25	$12,757	$12,120	$12,115
Jun 25	$12,924	$12,309	$12,155
Jul 25	$12,945	$12,291	$12,197
Aug 25	$13,086	$12,439	$12,245
Sep 25	$13,197	$12,571	$12,286
Oct 25	$13,287	$12,654	$12,328
Nov 25	$13,324	$12,730	$12,362
Dec 25	$13,396	$12,721	$12,405

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	7.54%	2.17%	2.97%
Investor C Shares (with sales charge)...
	6.54	2.17	2.97
Bloomberg U.S. Universal Index...
	7.58	0.06	2.44
ICE BofA 3-Month U.S. Treasury Bill Index...
	4.18	3.17	2.18

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 45,263,013,649
Holdings Count | Holding	8,717
Advisory Fees Paid, Amount	$ 188,950,768
InvestmentCompanyPortfolioTurnover	1006.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$45,263,013,649
Number of Portfolio Holdings...
8,717
Net Investment Advisory Fees...
$188,950,768
Portfolio Turnover Rate...
1,006%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
34.2%
Corporate Bonds...
22.1
Asset-Backed Securities...
12.0
Foreign Government Obligations...
10.8
Non-Agency Mortgage-Backed Securities...
9.8
Floating Rate Loan Interests...
3.0
Preferred Securities...
1.6
Common Stocks...
1.6
Municipal Bonds...
1.3
Investment Companies...
1.3
OtherFootnote Reference(b)...
2.3
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
8.8%
AA/Aa...
39.8
A...
7.6
BBB/Baa...
11.4
BB/Ba...
9.0
B...
5.3
CCC/Caa...
1.4
CC/Ca...
0.1
C...
0.0Footnote Reference(e)
D...
0.0Footnote Reference(e)
N/R...
16.6
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(e)	Rounds to less than 0.1%.

C000202267
Shareholder Report [Line Items]
Fund Name	BlackRock Strategic Income Opportunities Portfolio
Class Name	Class K Shares
Trading Symbol	BSIKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Strategic Income Opportunities Portfolio (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$65	0.62%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund's Class K Shares returned 8.69%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Universal Index returned 7.58% and the ICE BofA 3-Month U.S. Treasury Bill Index returned 4.18%.

What contributed to performance?

Positive contributors to the Fund’s performance over the period included positions in European corporate bonds, exposure to structured products, absolute return strategies and U.S. high yield corporate bonds.

The Fund’s holdings of private investments contributed modestly to performance during the period. Derivatives held in the fund including futures, options and swap contracts also contributed modestly. The use of derivatives did not have a material impact on results.

What detracted from performance?

There were no material detractors from performance over the annual period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class K Shares	Bloomberg U.S. Universal Index	ICE BofA 3-Month U.S. Treasury Bill Index
Jan 16	$9,940	$10,110	$10,000
Feb 16	$9,887	$10,182	$10,003
Mar 16	$9,955	$10,307	$10,007
Apr 16	$10,029	$10,377	$10,010
May 16	$10,035	$10,385	$10,011
Jun 16	$10,082	$10,568	$10,015
Jul 16	$10,193	$10,655	$10,017
Aug 16	$10,223	$10,667	$10,019
Sep 16	$10,258	$10,669	$10,024
Oct 16	$10,277	$10,598	$10,027
Nov 16	$10,287	$10,360	$10,028
Dec 16	$10,376	$10,391	$10,033
Jan 17	$10,431	$10,428	$10,037
Feb 17	$10,520	$10,508	$10,041
Mar 17	$10,529	$10,505	$10,043
Apr 17	$10,550	$10,592	$10,050
May 17	$10,602	$10,674	$10,055
Jun 17	$10,636	$10,664	$10,063
Jul 17	$10,692	$10,718	$10,072
Aug 17	$10,736	$10,810	$10,081
Sep 17	$10,798	$10,772	$10,090
Oct 17	$10,834	$10,785	$10,099
Nov 17	$10,829	$10,769	$10,107
Dec 17	$10,892	$10,816	$10,119
Jan 18	$11,032	$10,712	$10,131
Feb 18	$10,974	$10,610	$10,140
Mar 18	$10,929	$10,664	$10,154
Apr 18	$10,906	$10,593	$10,168
May 18	$10,870	$10,651	$10,183
Jun 18	$10,844	$10,635	$10,200
Jul 18	$10,885	$10,657	$10,216
Aug 18	$10,893	$10,710	$10,235
Sep 18	$10,898	$10,664	$10,251
Oct 18	$10,860	$10,575	$10,268
Nov 18	$10,833	$10,622	$10,289
Dec 18	$10,841	$10,789	$10,308
Jan 19	$10,982	$10,937	$10,329
Feb 19	$11,010	$10,949	$10,347
Mar 19	$11,111	$11,147	$10,370
Apr 19	$11,191	$11,163	$10,390
May 19	$11,216	$11,334	$10,413
Jun 19	$11,401	$11,494	$10,436
Jul 19	$11,448	$11,528	$10,455
Aug 19	$11,493	$11,789	$10,477
Sep 19	$11,502	$11,738	$10,495
Oct 19	$11,558	$11,776	$10,515
Nov 19	$11,555	$11,773	$10,528
Dec 19	$11,688	$11,791	$10,543
Jan 20	$11,763	$12,003	$10,557
Feb 20	$11,789	$12,182	$10,573
Mar 20	$11,007	$11,944	$10,604
Apr 20	$11,292	$12,184	$10,605
May 20	$11,539	$12,297	$10,605
Jun 20	$11,714	$12,400	$10,606
Jul 20	$11,931	$12,618	$10,608
Aug 20	$12,046	$12,545	$10,609
Sep 20	$12,043	$12,522	$10,610
Oct 20	$12,039	$12,478	$10,612
Nov 20	$12,382	$12,640	$10,612
Dec 20	$12,540	$12,684	$10,614
Jan 21	$12,543	$12,604	$10,615
Feb 21	$12,604	$12,442	$10,616
Mar 21	$12,569	$12,297	$10,616
Apr 21	$12,627	$12,400	$10,616
May 21	$12,677	$12,448	$10,617
Jun 21	$12,704	$12,538	$10,616
Jul 21	$12,694	$12,664	$10,617
Aug 21	$12,746	$12,656	$10,617
Sep 21	$12,697	$12,548	$10,618
Oct 21	$12,683	$12,538	$10,617
Nov 21	$12,628	$12,553	$10,618
Dec 21	$12,672	$12,544	$10,619
Jan 22	$12,543	$12,269	$10,618
Feb 22	$12,400	$12,102	$10,620
Mar 22	$12,313	$11,777	$10,623
Apr 22	$12,252	$11,338	$10,625
May 22	$12,221	$11,400	$10,632
Jun 22	$11,987	$11,173	$10,634
Jul 22	$12,174	$11,453	$10,640
Aug 22	$12,075	$11,156	$10,657
Sep 22	$11,774	$10,675	$10,683
Oct 22	$11,756	$10,558	$10,700
Nov 22	$11,953	$10,952	$10,735
Dec 22	$11,968	$10,914	$10,773
Jan 23	$12,233	$11,253	$10,807
Feb 23	$12,076	$10,976	$10,842
Mar 23	$12,152	$11,234	$10,889
Apr 23	$12,199	$11,303	$10,923
May 23	$12,168	$11,185	$10,966
Jun 23	$12,217	$11,168	$11,016
Jul 23	$12,318	$11,179	$11,060
Aug 23	$12,289	$11,112	$11,110
Sep 23	$12,176	$10,847	$11,161
Oct 23	$12,130	$10,684	$11,211
Nov 23	$12,476	$11,165	$11,261
Dec 23	$12,849	$11,588	$11,314
Jan 24	$12,883	$11,560	$11,362
Feb 24	$12,834	$11,422	$11,409
Mar 24	$12,966	$11,534	$11,460
Apr 24	$12,785	$11,264	$11,509
May 24	$12,938	$11,451	$11,564
Jun 24	$13,061	$11,556	$11,611
Jul 24	$13,309	$11,818	$11,663
Aug 24	$13,452	$11,992	$11,719
Sep 24	$13,618	$12,157	$11,770
Oct 24	$13,432	$11,881	$11,815
Nov 24	$13,599	$12,006	$11,860
Dec 24	$13,541	$11,824	$11,908
Jan 25	$13,669	$11,896	$11,952
Feb 25	$13,821	$12,142	$11,990
Mar 25	$13,779	$12,139	$12,030
Apr 25	$13,859	$12,182	$12,071
May 25	$13,987	$12,120	$12,115
Jun 25	$14,175	$12,309	$12,155
Jul 25	$14,202	$12,291	$12,197
Aug 25	$14,360	$12,439	$12,245
Sep 25	$14,487	$12,571	$12,286
Oct 25	$14,589	$12,654	$12,328
Nov 25	$14,649	$12,730	$12,362
Dec 25	$14,718	$12,721	$12,405

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	8.69%	3.25%	3.94%
Bloomberg U.S. Universal Index...
	7.58	0.06	2.44
ICE BofA 3-Month U.S. Treasury Bill Index...
	4.18	3.17	2.18

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 45,263,013,649
Holdings Count | Holding	8,717
Advisory Fees Paid, Amount	$ 188,950,768
InvestmentCompanyPortfolioTurnover	1006.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$45,263,013,649
Number of Portfolio Holdings...
8,717
Net Investment Advisory Fees...
$188,950,768
Portfolio Turnover Rate...
1,006%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
34.2%
Corporate Bonds...
22.1
Asset-Backed Securities...
12.0
Foreign Government Obligations...
10.8
Non-Agency Mortgage-Backed Securities...
9.8
Floating Rate Loan Interests...
3.0
Preferred Securities...
1.6
Common Stocks...
1.6
Municipal Bonds...
1.3
Investment Companies...
1.3
OtherFootnote Reference(b)...
2.3
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
8.8%
AA/Aa...
39.8
A...
7.6
BBB/Baa...
11.4
BB/Ba...
9.0
B...
5.3
CCC/Caa...
1.4
CC/Ca...
0.1
C...
0.0Footnote Reference(e)
D...
0.0Footnote Reference(e)
N/R...
16.6
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(e)	Rounds to less than 0.1%.